Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	6.68%	7.39%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	5.09%	6.26%
Beta Advantage® International ESG Equity Income Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.53%		21.66% [1]
Combined Former Indices (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.53%	6.37%	7.44%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	6.52%
C000169559 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.79%	5.70%	6.57%
Performance Inception Date				Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.13%	5.05%	5.59%
Performance Inception Date				Jun. 13, 2016
C000169559 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	4.51%	5.12%
Performance Inception Date				Jun. 13, 2016

[1]	The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2024.
[2]	The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable International Equity Income 100 Index (Net)) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® International ESG Equity Income Index (Net)) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® International ESG Equity Income Index (Net).